Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,993,624	¥ 2,040,344
Japan | Equity securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		40.00%
Japan | Equity securities | Common stocks
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		75.00%	73.00%
Japan | Debt securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Japan | Debt securities | Government bonds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		37.00%	33.00%
Japan | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	¥ (3,400)
Estimated net actuarial loss	13,300
Expected contribution to pension plans	38,667
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,134,977	¥ 1,120,453
Foreign Plans | Equity securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		40.00%
Foreign Plans | Equity securities | Common stocks
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		25.00%	27.00%
Foreign Plans | Debt securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		50.00%
Foreign Plans | Debt securities | Government bonds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		63.00%	67.00%
Foreign Plans | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	100
Estimated net actuarial loss	6,000
Expected contribution to pension plans	¥ 17,749